GENERAL INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 ₪ / shares
GENERAL INFORMATION [Abstract]
Net loss | $	$ 12,290	$ 610	$ 3,368
Accumulated deficit | $	$ 34,115	$ 21,825
Reverse stock split	0.05
Conversion of Stock [Line Items]
Ordinary shares, par value | ₪ / shares				₪ 0.2	₪ 0.2
Preferred Shares Conversion [Member]
Conversion of Stock [Line Items]
Number of shares converted	4,338,998
Number of shares issued for conversion	4,338,998
Preferred Share Warrants Conversion [Member]
Conversion of Stock [Line Items]
Number of shares converted	948,000
Number of shares issued for conversion	948,000